Stock Options (Details) - Schedule of Changes in Stock Options		12 Months Ended
		Oct. 31, 2023 $ / shares shares		Oct. 31, 2023 $ / shares $ / shares shares		Oct. 31, 2022 $ / shares shares		Oct. 31, 2022 $ / shares shares		Oct. 31, 2023 $ / shares
Schedule of Changes in the Company’s Stock Options [Abstract]
Number of options Outstanding, Beginning balance		5,254		5,254		3,729		3,729
Weighted average exercise price Outstanding, Beginning balance | (per share)		$ 450.64		$ 613.5		$ 455.49		$ 620.1
Number of options, Granted		334	[1],[2],[3]	334	[1],[2],[3]	2,877	[4]	2,877	[4]
Weighted average exercise price, Granted | (per share)		$ 318.81	[2],[3]	$ 442.22	[2],[3]	$ 455.71	[4]	$ 620.4	[4]
Number of options, Cancelled	[5]					(1,352)		(1,352)
Weighted average exercise price, Cancelled | (per share)	[5]					$ 475.1		$ 646.8
Number of options Outstanding, Ending balance		5,588		5,588		5,254		5,254
Weighted average exercise price Outstanding, Ending balance | (per share)		$ 434.81		$ 603.12		$ 450.64		$ 613.5
Number of options Outstanding, Exercisable		4,039		4,039
Weighted average exercise price Outstanding, Exercisable | (per share)		$ 436.89		$ 436.89						$ 606

[1]	On June 26, 2023, the Company granted 223 stock options to a consultant of the Company. The 156 options are exercisable at CAD$504 (USD$363.35) per share and the 67 options are exercisable at CAD$720.00 (USD$519.07) per share. The options expire on June 26, 2033.
[2]	On July 6, 2023, the Company granted 50 stock options to a consultant of the Company. The options are exercisable at $23.40 per share. The options expire on July 6, 2033.
[3]	On May 23, 2023, the Company granted 61 stock options to a consultant of the Company. The options are exercisable at CAD$315.00 (USD$227.09) per share. The options expire on May 23, 2033.
[4]	During the year ended October 31, 2022, the Company granted 2,877 stock options to officers, directors and consultants with weighted average exercise price of $455.71 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.
[5]	On July 2, 2022, 222 options canceled with a fair value of $17,649. On May 7, 2022, 1,111 options canceled with a fair value of $92,170. On May 1, 2022 ,19 options canceled with a fair value of $3,959.